Prepayments and other current assets	12 Months Ended
Dec. 31, 2015
Prepayments and other current assets [Abstract]
Prepayments and other current assets
7.	Prepayments and other current assets

	As of December 31,
	2014	2015
	RMB'000	RMB'000

Prepaid minimum guarantees (i)	81,764	111,370
Prepaid advertising expenses	70,663	116,528
Deferred cost relating to deferred revenue	16,107	38,225
Input value added taxes	1,885	11,926
Loans to employees	3,871	10,012
Loans to game developers (ii)	—	10,228
Office rental deposits	1,647	3,916
Others	13,487	28,215
Total	189,424	330,420

(i):

Prepaid minimum guarantees represent prepayment made to game developers according to the payment terms of contracts, and will be deducted from revenue sharing amount when future revenue is generated.

The Company assessed prepaid minimum guarantee for impairment when events or changes in circumstances indicate that the carrying amounts of the prepayments are not recovered. The impairment charge recognized was RMB14,385,000 for the year ended December 31, 2015, there are no such impairment charge recognized for the years ended December 31, 2013 and 2014.

(ii):	During the year, the Company entered into various loan agreements with certain game developers to finance their operating activities. The amounts are interest-free and will be repaid within one year.